Summary of Significant Accounting Policies - Segment reporting (Details) - segment	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Nov. 12, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies
Number of operating segments	1	1	1
Number of reportable segments	1	1	1